American Funds NVIT Growth-Income Fund
FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND
Objective
The American Funds NVIT Growth-Income Fund (the “Fund” or “Feeder Fund”) seeks to achieve long-term growth of capital and income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds NVIT Growth-Income Fund		Class II	Class P
Management Fees	[1]	0.27%	0.27%
Distribution and/or Service (12b-1) Fee	[1]	0.25%	0.25%
Other Expenses	[1]	0.56%	0.31%
Total Annual Fund Operating Expenses	[1]	1.08%	0.83%
Fee Waiver/Expense Reimbursement	[1][2]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.93%	0.68%
[1]	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Growth-Income Fund (as described in the Principal Investment Strategies section below) and the Fund.
[2]	Nationwide Fund Management LLC ("Nationwide"), the Fund's master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund's adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2016 and may be renewed at that time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions the cost would be:
Expense Example American Funds NVIT Growth-Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II shares	95	329	581	1,304
Class P shares	69	250	446	1,011

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.00% of the average value of its portfolio. Portfolio turnover is calculated on the basis of the Master Growth-Income Fund (as described below), in which the Fund invests all of its investable assets.
Principal Investment Strategies
The Fund invests all of its assets in the Class 1 shares of the Growth-Income Fund (the “Master Growth-Income Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The Master Growth-Income Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Growth-Income Fund’s assets. Under this approach, the portfolio of the Master Growth-Income Fund is divided into segments managed by individual portfolio managers who decide how their respective segments will be invested.

The Master Growth-Income Fund relies on the professional judgment of its investment adviser to make decisions about the Master Growth-Income Fund’s portfolio investments. The basic investment philosophy of the Master Growth-Income Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Growth-Income Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Growth-Income Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate through its investment in the Master Growth-Income Fund. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing for income – income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which Master Growth-Income Fund invests.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Master-feeder structure risk – other “feeder” funds also may invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Growth-Income Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on April 27, 2007 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Growth-Income Fund adjusted to reflect the total annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and expense reimbursements). If current total annual Feeder Fund operating expenses (excluding fee waivers and expense reimbursements) were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.
Annual Total Returns – Class II Shares (Years Ended December 31,)

Highest Quarter: 15.92% – 2nd qtr. of 2009 Lowest Quarter: -22.04% – 4th qtr. of 2008
The Fund had not commenced offering Class P shares as of the date of this prospectus. Therefore, pre-inception historical performance for Class P shares is based on the previous performance of Class II shares. Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2014):
Average Annual Total Returns American Funds NVIT Growth-Income Fund	1 Year	5 Years	10 Years	Inception Date
Class II shares	10.23%	13.23%	6.53%	Apr. 27, 2007
Class P shares	10.23%	13.23%	6.53%
S&P 500® Index (reflects no deduction for fees or expenses)	13.69%	15.45%	7.67%